EXPLORATION AND EVALUATION ASSETS	12 Months Ended
Dec. 31, 2020
Exploration For And Evaluation Of Mineral Resources [Abstract]
EXPLORATION AND EVALUATION ASSETS	EXPLORATION AND EVALUATION ASSETS

	Diakha-Siribaya Gold Project	Fayolle Property	Monster Lake Project	Other	Total
Balance, January 1, 2019	$36.6	$—	$2.5	$8.2	$47.3
Exploration and evaluation expenditures[1,2]	—	—	—	6.4	6.4
Transfers to Property, plant and equipment[3]	—	—	—	(9.2)	(9.2)
Impairment charge	—	—	—	(2.3)	(2.3)
Balance, December 31, 2019	$36.6	$—	$2.5	$3.1	$42.2
Acquired Exploration and evaluation assets[4,5]	—	7.3	5.3	—	12.6
Balance, December 31, 2020	$36.6	$7.3	$7.8	$3.1	$54.8
1Other exploration and evaluation expenditures for the year ended December 31, 2019, included an option payment to Vanstar Mining Resources Inc. for the Nelligan exploration project of $1.8 million, in addition to $4.2 million in capitalized feasibility and other studies costs relating to the Boto Gold Project.
2For the year ended December 31, 2019, borrowing costs attributable to Exploration and evaluation assets totaling $0.4 million were capitalized at a weighted average interest rate of 7.18%.
3During the fourth quarter 2019, capitalized costs related to the Boto Gold Project were transferred from Exploration and evaluation assets to Property, plant and equipment - Construction in progress (note 12).
4During the second quarter 2020, the Company acquired the Fayolle Property from Monarch Gold Corporation in exchange for 1,851,145 common shares of IAMGOLD Corporation (note 24). The value of the share consideration of $6.7 million was capitalized to Exploration and evaluation assets. An additional fee of $0.6 million was capitalized for the year ended December 31, 2020.
5During the fourth quarter 2020, the Company acquired the remaining 25% interest of the Monster Lake Project from Tomagold Corporation in exchange for 1,464,377 common shares of IAMGOLD Corporation (note 24), valued at $4.9 million, and a cash consideration of $0.4 million. The total value of the consideration of $5.3 million was capitalized to Exploration and evaluation assets.
As at December 31, 2019, the Boto Gold Project reached technical feasibility and commercial viability and was transferred to Property, plant and equipment - Construction in progress. An impairment test was performed as at December 31, 2019 for the Boto Gold Project and resulted in no impairment.